SHARE-BASED COMPENSATION - Full Value Award Plans (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the year (in shares)	6,900,000	6,700,000
Granted (in shares)	2,500,000	2,500,000
Issued (in shares)	(1,600,000)	(1,400,000)
Forfeited and withheld for tax (in shares)	(1,500,000)	(900,000)
Outstanding, end of the year (in shares)	6,309,298	6,900,000